Discontinued operations - Additional information (Detail) - Discontinued operations [member] € in Millions, £ in Millions	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Apr. 15, 2026 GBP (£)
Disclosure of discontinued operation [Line Items]
Cash proceeds receivable from the sale of a business	£ 750	€ 871	£ 750
Percentage of shareholding in the acquirer as proceeds from the sale of business			15.30%